Share-Based Payments - Total Costs Related to Employee Share-Based Payments (Details) - ZAR (R)					12 Months Ended
	Sep. 19, 2022	Sep. 20, 2021	Sep. 18, 2020	Sep. 18, 2019	Jun. 30, 2023	Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total employee share-based payments					R 114,000,000	R 200,000,000
Sisonke ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total employee share-based payments					0	91,000,000
Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total employee share-based payments					R 114,000,000	R 109,000,000
Spot share price (in SA rand per share)			R 74.90
Management DSP | Floor
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share)	R 42.48	R 45.58		R 45.89
Management DSP | Floor | September 19, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted	59.34%
Expected dividend, share options granted	2.28%
Spot Price on Grant Date	R 47.86
Risk free interest rate, share options granted	7.91%
Management DSP | Cap
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share)	R 47.25	R 57.93		R 56.87
Management DSP | Cap | September 19, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted	65.33%
Expected dividend, share options granted	2.38%
Spot Price on Grant Date	R 50.60
Risk free interest rate, share options granted	8.67%
Management DSP | Over five years [Member] | September 19, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	5 years
Management DSP | Over three years [Member] | September 19, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	3 years